GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Guarantor Obligations [Line Items]
Beginning balance	¥ 3,543,454		¥ 734,730
Expense on guarantee liabilities				¥ 734,730
Ending balance	3,285,081	$ 515,501	3,543,454	734,730
Contingent guarantee
Guarantor Obligations [Line Items]
Beginning balance	3,543,454		2,687,275
Provision for contingent liabilities	3,078,224		4,794,127
Net payout (1)	(3,336,597)		(3,937,948)
Ending balance	¥ 3,285,081		3,543,454	2,687,275
Contingent guarantee | Adjusted Balance
Guarantor Obligations [Line Items]
Beginning balance			¥ 3,543,454
Ending balance				¥ 3,543,454